Per Share Data (Tables)	12 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)
In fiscal 2020, 2021 and 2022, there was no stock compensation which was antidilutive.

	Millions of yen
	2020	2021	2022
Net Income attributable to ORIX Corporation shareholders	¥302,700	¥192,384	¥312,135

	Thousands of shares
	2020	2021	2022
Weighted-average shares	1,275,166	1,236,897	1,203,452
Effect of dilutive securities
Stock compensation	1,153	1,197	1,400

Weighted-average shares for diluted EPS computation	1,276,319	1,238,094	1,204,852

	Yen
	2020	2021	2022
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥237.38	¥155.54	¥259.37
Diluted	237.17	155.39	259.07

Note:	The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation (1,735,570 shares, 1,897,979 shares and 2,104,640 shares in fiscal 2020, 2021 and 2022).